Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	4.00285%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,666,212.15

Principal:
Principal Collections	$19,799,694.02
Prepayments in Full	$10,988,733.87
Liquidation Proceeds	$335,975.00
Recoveries	$714.00
Sub Total	$31,125,116.89
Collections	$34,791,329.04

Purchase Amounts:
Purchase Amounts Related to Principal	$120,196.22
Purchase Amounts Related to Interest	$758.49
Sub Total	$120,954.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,912,283.75

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,912,283.75
Servicing Fee	$745,015.62	$745,015.62	$0.00	$0.00	$34,167,268.13
Interest - Class A-1 Notes	$119,328.43	$119,328.43	$0.00	$0.00	$34,047,939.70
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$33,316,439.70
Interest - Class A-2b Notes	$441,203.02	$441,203.02	$0.00	$0.00	$32,875,236.68
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$31,744,236.68
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$31,531,970.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,531,970.01
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$31,420,913.68
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,420,913.68
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,420,913.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,420,913.68
Regular Principal Payment	$38,727,063.03	$31,420,913.68	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$34,912,283.75

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,420,913.68
Total					$31,420,913.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$31,420,913.68	$130.92	$119,328.43	$0.50	$31,540,242.11	$131.42
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$441,203.02	$3.45	$441,203.02	$3.45
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$31,420,913.68	$29.85	$2,746,354.45	$2.61	$34,167,268.13	$32.46

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$34,704,471.98	0.1446020	$3,283,558.30	0.0136815
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$847,334,471.98	0.8049690	$815,913,558.30	0.7751190

Pool Information
Weighted Average APR	5.219%	5.236%
Weighted Average Remaining Term	50.63	49.88
Number of Receivables Outstanding	26,036	25,385
Pool Balance	$894,018,743.33	$862,537,862.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$859,678,167.55	$829,660,058.32
Pool Factor	0.8152531	0.7865458

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$32,877,803.95
Targeted Overcollateralization Amount	$53,930,453.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,624,303.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$236,281.95
(Recoveries)		1	$714.00
Net Loss for Current Collection Period			$235,567.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3162%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0848%
Second Prior Collection Period			0.0865%
Prior Collection Period			0.3575%
Current Collection Period			0.3219%
Four Month Average (Current and Prior Three Collection Periods)			0.2127%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		248	$674,627.73
(Cumulative Recoveries)			$5,708.85
Cumulative Net Loss for All Collection Periods			$668,918.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0610%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,720.27
Average Net Loss for Receivables that have experienced a Realized Loss			$2,697.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.55%	112	$4,724,037.50
61-90 Days Delinquent	0.04%	9	$309,398.79
91-120 Days Delinquent	0.01%	3	$71,206.75
Over 120 Days Delinquent	0.01%	1	$64,893.11
Total Delinquent Receivables	0.60%	125	$5,169,536.15

Repossession Inventory:
Repossessed in the Current Collection Period		13	$712,654.62
Total Repossessed Inventory		20	$1,061,891.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0562%
Prior Collection Period			0.0807%
Current Collection Period			0.0512%
Three Month Average			0.0627%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0516%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$2,742,617.12
2 Months Extended	67	$2,908,081.95
3+ Months Extended	13	$607,556.55

Total Receivables Extended	138	$6,258,255.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer